Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Statement of comprehensive income [abstract]
Net income	$ 4,390	$ 3,950	$ 9,521	$ 7,532
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(214)	82	(30)	870
Provision for credit losses recognized in income			(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(30)	(43)	(91)	(92)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(244)	39	(123)	778
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(4,261)	1,831	(627)	(320)
Net foreign currency translation gains (losses) from hedging activities	1,978	(827)	307	95
Reclassification of losses (gains) on foreign currency translation to income	(13)		(13)
Reclassification of losses (gains) on net investment hedging activities to income				1
Foreign currency translation adjustments	(2,296)	1,004	(333)	(224)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(98)	293	570	(309)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(177)	(128)	(336)	(309)
Net change in cash flow hedges	(275)	165	234	(618)
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	11	104	49	146
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	471	(313)	(37)	(1,014)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	24	19	38	74
Total items that will not be reclassified subsequently to income	506	(190)	50	(794)
Total other comprehensive income (loss), net of taxes	(2,309)	1,018	(172)	(858)
Total comprehensive income (loss)	2,081	4,968	9,349	6,674
Total comprehensive income attributable to:
Shareholders	2,082	4,963	9,343	6,670
Non-controlling interests	(1)	5	6	4
Total comprehensive income (loss)	2,081	4,968	9,349	6,674
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(28)	(7)	93	296
Provision for credit losses recognized in income
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(10)	(12)	(28)	(28)
Unrealized foreign currency translation gains (losses)	(26)	7	(7)	(10)
Net foreign currency translation gains (losses) from hedging activities	733	(307)	113	33
Reclassification of losses (gains) on foreign currency translation to income
Reclassification of losses (gains) on net investment hedging activities to income
Net gains (losses) on derivatives designated as cash flow hedges	(48)	137	216	(125)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(68)	(47)	(128)	(115)
Remeasurement gains (losses) on employee benefit plans	5	30	19	52
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	180	(119)	(14)	(390)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	10	7	14	27
Total income tax expenses (recoveries)	$ 748	$ (311)	$ 278	$ (260)